Note 9 - Long-term Bank Loans - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Dec. 31, 2024 USD ($)
2025	$ 37,308,115
2026	15,108,115
2027	32,408,115
2028	8,658,115
2029	37,658,115
Thereafter	76,121,840
Total	$ 207,262,415